Advisors Series Trust
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

December 3, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 "F" Street, N.E.
Washington, D.C. 20549

Re:    Advisors Series Trust (the “Trust”)
File Nos.: 333-17391 and 811-07959
O’Shaughnessy Market Leaders Value Fund (S000052915)
O’Shaughnessy Small Cap Value Fund (S000052916)
O’Shaughnessy Small/Mid Cap Growth Fund (S000029822)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series: O’Shaughnessy Market Leaders Value Fund, O’Shaughnessy Small Cap Value Fund and O’Shaughnessy Small/Mid Cap Growth Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment dated November 28, 2019, and filed electronically as Post-Effective Amendment No. 925 to the Trust’s Registration Statement on Form N‑1A on November 25, 2019.

If you have any questions or require further information, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards
Elaine E. Richards
Secretary
Advisors Series Trust